Lease Arrangements- Charters-out	12 Months Ended
Dec. 31, 2011
Notes To Consolidated Financial Statements [Abstract]
Lease Arrangements Charters Out [Text Block]

17. Lease Arrangements—Charters-out

The future minimum time charter revenue, net of commissions, based on vessels committed to non-cancelable time charter contracts (including fixture recaps) as of December 31, 2011, is as follows:

December 31,
2012	$136,001
2013	134,169
2014	70,057
2015	31,978
2016	22,958
Thereafter	202,361
Total	$597,524

Future minimum time charter revenue excludes the future acquisitions of the vessels discussed in Note 10, since estimated delivery dates are not confirmed. Revenues from time charters are not generally received when a vessel is off-hire, including time required for normal periodic maintenance of the vessel. In arriving at the minimum future charter revenues, an estimated off-hire time of 12 days to perform any scheduled drydocking on each vessel has been deducted, and it has been assumed that no additional off-hire time is incurred, although such estimate may not be be reflective of the actual off-hire in the future.